Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 19,235	$ 22,576
Federal funds sold and other interest-bearing deposits	161,128	55,545
Cash and cash equivalents	180,363	78,121
Certificates of deposit in other banks	9,376	10,862
Available-for-sale debt securities, at fair value	198,030	175,093
Other investments	6,353	5,808
Total investment securities	204,383	180,901
Loans held for investment	1,286,967	1,168,797
Allowances for loan losses	(18,113)	(12,477)
Net loans	1,268,854	1,156,320
Loans held for sale, at lower of cost or fair value	5,099	428
Premises and equipment - net	34,561	35,388
Mortgage servicing rights, at fair value	2,445	2,482
Other real estate owned - net	12,291	12,781
Accrued interest receivable	6,640	6,481
Cash surrender value - life insurance	2,451	2,398
Other assets	7,268	6,800
Total assets	1,733,731	1,492,962
Deposits
Non-interest bearing demand	382,492	261,166
Savings, interest checking and money market	723,808	614,331
Time deposits $250,000 and over	91,263	104,262
Other time deposits	186,043	206,762
Total deposits	1,383,606	1,186,521
Federal funds purchased and securities sold under agreements to repurchase	45,154	27,272
Federal Home Loan Bank advances and other borrowings	106,674	96,919
Subordinated notes	49,486	49,486
Operating lease liabilities	2,137	2,224
Accrued interest payable	837	1,136
Other liabilities	15,248	14,366
Total liabilities	1,603,142	1,377,924
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 6,769,322 and 6,519,874 shares, respectively	6,769	6,520
Surplus	59,307	55,727
Retained earnings	68,935	61,590
Accumulated other comprehensive loss, net of tax	1,528	(3,755)
Treasury stock; 289,214, and 243,638 shares, at cost, respectively	(5,950)	(5,044)
Total stockholders' equity	130,589	115,038
Total liabilities and stockholders' equity	$ 1,733,731	$ 1,492,962